RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

At September 30, 2023 and December 31, 2022, the Company had a convertible note payable for $22,000 and $25,000, respectively, with a related party. The note is unsecured, non-interest bearing and is convertible into shares of common stock at $0.001.

At December 31, 2022, the Company had a note payable of $15,000 to a related party. This note was paid off with interest in January 2023.

For the three and nine months ended September 30, 2023 and 2022 and December 31, 2022, the Company paid various related parties for consulting services in the amounts of $113,725, $346,325, $62,750, $265,750 and $431,399 respectively. For the periods ended September 30, 2023 and December 31, 2022, $90,608 and $194,712, respectively, of the consulting fees were capitalized in property and equipment under well development costs.

In September 2023, a related party loaned $153,989 to CETI. The loan is due in two years and has interest only payments at 12.5%. The first six months interest was paid and is being amortized over the six-month period of time.

NOTE 7 – RELATED PARTY TRANSACTIONS

At December 31, 2022 and December 31, 2021, the Company had a convertible note payable for $25,000 with a related party. The note is unsecured, non-interest bearing and is convertible into shares of common stock at $0.001.

At December 31, 2022, the Company had a note payable of $15,000 to a related party. The note is secured by the F-150 truck and bears interest at 7%. This was paid back in February 2023.

During June 2021, a shareholder contemplated entering into a joint venture with the Company and bought certain equipment on behalf of the Company. As of December 31, 2021, this advance on a joint venture arrangement amounted to $233,983. The advance was non-interest bearing. During year ended December 31, 2022, the parties agreed to convert the entire advance into 3,000,000 shares of common stock.

During year ended December 31, 2022 and 2021, the Company paid various related parties for consulting services in the amounts of $546,500 and $323,500 respectively. For the year ended December 31, 2022 and 2021, $211,563 and $144,000, respectively, of the consulting fees were capitalized in property and equipment under well development costs.